Segment Information (Tables)	4 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	June 30, 2026 (unaudited)	March 31, 2026
Deferred offering costs	$998,126	$908,297

	For the Period from March 10, 2026 (Inception) through June 30, 2026 (unaudited)	For the Period from March 10, 2026 (Inception) through March 31, 2026
Formation, general and administrative expenses	$55,956	$18,856